BRANDON J. CAGE

Assistant Vice President, Counsel

Law Department

Phone: 949-219-3943

Fax: 949-219-3706

Brandon.Cage@pacificlife.com

July 22, 2016

Deborah D. Skeens

Senior Counsel

Office of Insurance Products

Division of Investment Management

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549-0506

Re:	Registration Statement for Pacific Navigator Individual Flexible Premium Deferred Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number 811-08946) of Pacific Life Insurance Company Request for Selective Review

Dear Ms. Skeens:

On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Navigator Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Navigator”), which is funded by the Separate Account.

Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”

The purpose of this submission is to file an initial Registration Statement for Pacific Navigator. The prospectus for Pacific Navigator is based on, and is substantially similar to, the prospectus for the Pacific Choice Individual Flexible Premium Deferred Variable Annuity (File No. 333-184973) (“Pacific Choice”) offered by Pacific Life. The staff previously reviewed the Pacific Choice disclosure in connection with its review of the Initial N-4 Filing (filed November 16, 2012), Pre-Effective Amendment No. 1 (filed February 5, 2013) and Pre-Effective Amendment No. 2 (filed April 19, 2013). The staff also reviewed disclosure pertaining to the Four Year Withdrawal Charge Option in connection with its review of the Pacific Journey Select (333-185328) Initial N-4 Filing (filed December 7, 2012), Pre-Effective Amendment No. 1 (filed February 5, 2013) and Pre-Effective Amendment No. 2 (filed on April 19, 2013). In addition, applicable staff comments received for Post-Effective Amendment No. 7 (filed February 12, 2016) for Pacific Choice have been incorporated into this Pacific Navigator initial Registration Statement. All previously filed prospectuses are collectively referred to as “Prior Filings”.

By copy of this letter, we are sending an electronic copy of the Pacific Navigator prospectus and Statement of Additional Information marked to show where disclosure differs materially from that in the Prior Filings. The prospectus disclosure included in Pacific Navigator differs materially as follows:

●	Removed the multiple surrender charge options offered (0 CDSC, 3 Year CDSC, or 5 Year CDSC) under the base contract.

Securities and Exchange Commission

Registration Statement for Pacific Navigator on behalf of Pacific Life

July 22, 2016

●	A single seven year Contingent Deferred Sales Charge (CDSC) schedule was added under the base contract.
●	Added a Four Year Withdrawal Charge Option that allows the contract owner to reduce the CDSC period to four years; same disclosure as in Pacific Journey Select (333-185328) referenced above in Prior Filings.
●	Different DCA Plus Fixed Option rates may apply if the Four Year Withdrawal Charge Option or an optional benefit rider is elected.

Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.

Sincerely,

/s/ Brandon J. Cage

Brandon J. Cage